Significant Accounting Policies (Details 4)	1 Months Ended	9 Months Ended	1 Months Ended
	May 31, 2014	Sep. 30, 2014	Sep. 30, 2014 item	Sep. 30, 2013 item
Performance Units Awards
Stock Compensation
Performance period of shareholder return	3 years	3 years
Stock-based Compensation expensed recognition period	3 years	3 years
Performance Units Awards | Minimum
Stock Compensation
Number of shares of common stock issuable upon vesting of the performance share awards (as a percent)	0.00%	0.00%
Performance Units Awards | Maximum
Stock Compensation
Number of shares of common stock issuable upon vesting of the performance share awards (as a percent)	200.00%	200.00%
Management incentive plan | JEH | Management units | Minimum
Stock Compensation
Vesting term		3 years
Management incentive plan | JEH | Management units | Maximum
Stock Compensation
Vesting term		5 years
2013 Omnibus Incentive Plan | Class A common stock
Stock Compensation
Shares reserved (in shares)		3,850,000	3,850,000
2013 Omnibus Incentive Plan | Restricted stock
Stock Compensation
Number of outside members of the Board of Directors to whom awards were granted		5	5	4
Awards granted, per outside member of the Board of Directors (in shares)			5,486	6,645